Earnings per share - Details of the adjusted earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Earnings per share
Profit attributable to equity holders of the Company from continuing operations	$ 290	$ 346		$ 437
Profit attributable to equity holders of the Company from discontinued operations	180	46		37
Profit attributable to equity holders of the Company	$ 470	$ 392		$ 474
Weighted average number of ordinary shares in issue (million)	2,524	2,521		2,516
Adjustment for potentially dilutive shares (million)	11	7		11
Weighted average number of ordinary shares for diluted earnings per share (million)	2,535	2,528		2,527
Basic from continuing operations	$ 0.1149	$ 0.1372	[1]	$ 0.1737	[1]
Diluted from continuing operations	0.1144	0.1369	[1]	0.1729	[1]
Basic from discontinued operations	0.0713	0.0182		0.0147
Diluted from discontinued operations	0.071	0.0182		0.0146
Basic from continuing and discontinued operations	0.1862	0.1554	[1]	0.1884	[1]
Diluted from continuing and discontinued operations	$ 0.1854	$ 0.1551	[1]	$ 0.1875	[1]

[1]	Refer to foreign currency translation in material accounting policies section.